Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2014
Notes to Financial Statements
Note 9 - Subsequent Events	On April 13, 2015, the Company changed the par value of its common stock from $0.01 per share to $0.001 per common share. The total number of common shares did not change.

Subsequent to year end, the Company issued 1,000,000 shares of our Series E Preferred Stock to Landor Investments Corp., a significant stockholder of the Company, for valuable services in connection with the reorganization and continuing operations of the corporation.